Investments (Gross Unrealized Losses And Fair Value Of Investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	$ 210,093	$ 19,686
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	8,086	200
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	9,683	10,180
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	2,116	3,124
Securities available-for-sale, Total, Estimated Fair Value	219,776	29,866
Securities available-for-sale, Total, Unrealized Loss	10,202	3,324
Obligations Of States And Political Subdivisions [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	5,600	1,163
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	87	15
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	243	0
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	19	0
Securities available-for-sale, Total, Estimated Fair Value	5,843	1,163
Securities available-for-sale, Total, Unrealized Loss	106	15
U.S. Government Agencies Mortgage-backed Securities [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	195,661	16,225
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	7,113	85
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	5,040	0
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	197	0
Securities available-for-sale, Total, Estimated Fair Value	200,701	16,225
Securities available-for-sale, Total, Unrealized Loss	7,310	85
Private Label [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	1,491
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	3
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	0
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	0
Securities available-for-sale, Total, Estimated Fair Value	1,491
Securities available-for-sale, Total, Unrealized Loss	3
Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	0	348
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	0	51
Securities held-to-maturity, Less Than Twelve Months, Estimated Fair Value		0
Securities held-to-maturity, Less Than Twelve Months, Unrealized Loss		0
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	4,400	5,836
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	1,900	2,761
Securities held-to-maturity, Twelve Months or Greater, Estimated Fair Value		3,380
Securities held-to-maturity, Twelve Months or Greater, Unrealized Loss		58
Securities available-for-sale, Total, Estimated Fair Value	4,400	6,184
Securities available-for-sale, Total, Unrealized Loss	1,900	2,812
Securities held-to-maturity, Total Estimated Fair Value		3,380
Securities held-to-maturity, Total Unrealized Loss		58
Corporate Securities [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	5,881	1,950
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	843	49
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	0	4,344
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	0	363
Securities available-for-sale, Total, Estimated Fair Value	5,881	6,294
Securities available-for-sale, Total, Unrealized Loss	843	412
Investment Funds [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	1,460
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	40
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	0
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	0
Securities available-for-sale, Total, Estimated Fair Value	1,460
Securities available-for-sale, Total, Unrealized Loss	$ 40